Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Recoverable Taxes [Line Items]
Withholding income tax on finance income	R$ 335,762	R$ 101,579
Income tax and social contribution	19,430	9,584
Others withholding income tax	4,138	19,710
Contributions over revenue	2,936	544
Other Taxes	10,166	14,922
Current tax assets	R$ 372,432	R$ 146,339